Subsequent Event REPLACEMENT OF ASSET BASED LENDING FACILITY (Details)	2 Months Ended		3 Months Ended		0 Months Ended	2 Months Ended	0 Months Ended	2 Months Ended		3 Months Ended				12 Months Ended				12 Months Ended
	Feb. 27, 2015	Feb. 05, 2015 USD ($)	Mar. 31, 2015 2015 ABL Facility [Member]	Feb. 05, 2015 2015 ABL Facility [Member] USD ($)	Feb. 05, 2015 Maintain cash accounts [Member] 2015 ABL Facility [Member]	Feb. 27, 2015 Maintain cash accounts [Member] 2015 ABL Facility [Member]	Feb. 05, 2015 fixed charge coverage ratio [Domain] 2015 ABL Facility [Member]	Feb. 27, 2015 fixed charge coverage ratio [Domain] 2015 ABL Facility [Member]	Feb. 05, 2015 Fixed Asset Sub-line [Member] 2015 ABL Facility [Member] USD ($)	Mar. 31, 2015 Minimum [Member] London Interbank Offered Rate (LIBOR) [Member] 2015 ABL Facility [Member]	Mar. 31, 2015 Minimum [Member] Base Rate 2015 ABL Facility [Member]	Mar. 31, 2015 Maximum London Interbank Offered Rate (LIBOR) [Member] 2015 ABL Facility [Member]	Mar. 31, 2015 Maximum Base Rate 2015 ABL Facility [Member]	Dec. 31, 2014 Senior Notes [Member] 7.875% Senior Secured Notes due 2021	Dec. 31, 2013 Senior Notes [Member] 7.875% Senior Secured Notes due 2021	Feb. 28, 2013 Senior Notes [Member] 7.875% Senior Secured Notes due 2021	Feb. 05, 2013 Senior Notes [Member] 7.875% Senior Secured Notes due 2021	Dec. 31, 2014 Senior Notes [Member] Maximum 7.875% Senior Secured Notes due 2021	Dec. 31, 2014 Average rate collar [Member] EUR (€)	Feb. 05, 2015 Bunker fuel forward contracts Mg	Feb. 05, 2015 Average rate forward contract EUR (€)	Feb. 05, 2015 Euro put options USD ($)	Dec. 31, 2014 Euro put options USD ($)	Dec. 31, 2014 Euro call options USD ($)	Dec. 31, 2014 Commodity Forward Contract, Two [Member] Bunker fuel forward contracts Designated as Hedging Instrument [Member] Mg	Dec. 31, 2014 Long [Member] Foreign Exchange Option, One [Member] Euro put options Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2014 Long [Member] Foreign Exchange Option, One [Member] Euro put options Designated as Hedging Instrument [Member] EUR (€)	Dec. 31, 2014 Short [Member] Foreign Exchange Option, One [Member] Euro call options Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2014 Short [Member] Foreign Exchange Option, One [Member] Euro call options Designated as Hedging Instrument [Member] EUR (€)
Subsequent Event [Line Items]
Stated interest rate on debt instrument														7.875%	7.875%	7.875%	7.875%
2015 ABL maximum borrowing capacity				$ 150,000,000					$ 19,550,000.00
Potential increase to 2015 ABL Fixed Asset Sub-line									50,000,000
Basis spread on variable rate										1.25%	0.25%	1.75%	0.75%
Percentage of stock of domestic subsidiaries, subject to exception and lien			100.00%											100.00%
Percentage of stock of foreign subsidiaries, subject to exception and lien			65.00%															65.00%
Percentage of cap line - Maximum					0.00%		0.00%
Line of Credit Facility, Covenant Terms						10		10
Debt Instrument, Covenant Description	five
Settled Notional Amount		1,000,000
Notional Amount - 3.5% Rotterdam Barge fuel derivatives (in mt)																				17,460					59,800
Contract Average Rate/Price - 3.5% Rotterdam Barge fuel derivatives (in usd per mt)																				563					556
Notional Amount																			€ 2,000,000		€ 18,000,000						€ 147,000,000		€ 147,000,000
Contract Average Rate/Price																						1.37	1.35	1.43		1.35		1.40